Goodwill and Intangible Assets - Summary of Components of Gross and Net Intangible Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Gross Amount	$ 65,800	$ 65,800
Accumulated Amortization	(33,448)	(26,868)
Net Carrying Amount	32,352	38,932
Customer relationships
Gross Amount	47,400	47,400
Accumulated Amortization	(24,095)	(19,355)
Net Carrying Amount	23,305	28,045
Trade names and trademarks
Gross Amount	18,400	18,400
Accumulated Amortization	(9,353)	(7,513)
Net Carrying Amount	$ 9,047	$ 10,887